Investment Properties - Summary of Investment Properties Provided as Collateral (Detail) - Land and buildings [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deposits 1 [member]
Disclosure of detailed information about investment property [line items]
Carrying amount	₩ 460,166	₩ 828,103
Secured amount	₩ 61,733	₩ 72,910
Related account	Deposits	Deposits
Related amount	₩ 52,662	₩ 63,012
Borrowings [member]
Disclosure of detailed information about investment property [line items]
Carrying amount	2,546	2,883
Secured amount	₩ 3,326	₩ 3,688
Related account	Borrowings	Borrowings
Related amount	₩ 2,772	₩ 2,728